Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

Note 8 — Prepaid expenses and other current assets

As of December 31, 2020 and 2019, prepaid expenses and other current assets consisted of the following:

	December 31,	December 31,
	2020	2019
Deposits on inventory	$678,531	$680,792
Deposits	54,598	11,409
Prepaid insurance	43,063	46,848
Other	7,866	41,056
Total prepaid expenses and other current assets	$784,238	$917,433